AB Relative Value Fund, Inc.

Portfolio of Investments

July 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.8%
Financials – 18.7%
Banks – 6.6%
Citigroup, Inc.	443,930	$22,200,939
JPMorgan Chase & Co.	460,910	44,542,342
Wells Fargo & Co.	1,249,180	30,305,107

		97,048,388

Capital Markets – 3.1%
Goldman Sachs Group, Inc. (The)	42,200	8,353,912
LPL Financial Holdings, Inc.	244,608	19,328,924
Northern Trust Corp.	229,610	17,989,944

		45,672,780

Consumer Finance – 0.6%
Capital One Financial Corp.	130,852	8,348,358

Diversified Financial Services – 3.9%
Berkshire Hathaway, Inc. - Class B(a)	297,740	58,291,537

Insurance – 4.5%
Aflac, Inc.	156,589	5,569,871
Allstate Corp. (The)	325,490	30,723,001
Fidelity National Financial, Inc.	621,290	20,104,944
Reinsurance Group of America, Inc. - Class A	115,659	9,859,930

		66,257,746

		275,618,809

Health Care – 18.1%
Biotechnology – 4.7%
Alexion Pharmaceuticals, Inc.(a)	267,230	27,388,403
Amgen, Inc.	173,490	42,447,798

		69,836,201

Health Care Providers & Services – 5.6%
Anthem, Inc.	116,070	31,779,966
Cigna Corp.(a)	156,182	26,971,070
Quest Diagnostics, Inc.	183,860	23,363,090

		82,114,126

Pharmaceuticals – 7.8%
Pfizer, Inc.(b)	1,691,100	65,073,528
Roche Holding AG (Sponsored ADR)	1,182,420	50,962,302

		116,035,830

		267,986,157

Information Technology – 14.4%
Communications Equipment – 4.8%
Cisco Systems, Inc.(b)	557,150	26,241,765
F5 Networks, Inc.(a)	288,550	39,213,945
Lumentum Holdings, Inc.(a)	58,274	5,409,576

		70,865,286

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.8%
Dolby Laboratories, Inc. - Class A(b)	292,894	$20,385,422
Keysight Technologies, Inc.(a) (b)	151,700	15,153,313
Littelfuse, Inc.	32,300	5,738,095

		41,276,830

IT Services – 6.2%
Akamai Technologies, Inc.(a) (b)	115,050	12,936,222
Cognizant Technology Solutions Corp. - Class A(b)	295,830	20,211,106
Leidos Holdings, Inc.	317,746	30,236,709
MAXIMUS, Inc.	387,964	28,790,808

		92,174,845

Semiconductors & Semiconductor Equipment – 0.6%
Lam Research Corp.	21,760	8,207,002

		212,523,963

Industrials – 12.1%
Aerospace & Defense – 3.8%
Curtiss-Wright Corp.(b)	109,790	9,784,485
Hexcel Corp.(b)	277,398	10,346,945
Raytheon Technologies Corp.	645,185	36,569,086

		56,700,516

Airlines – 0.4%
Southwest Airlines Co.	189,638	5,857,918

Construction & Engineering – 1.8%
EMCOR Group, Inc.	181,810	12,453,985
Valmont Industries, Inc.	116,320	14,097,984

		26,551,969

Electrical Equipment – 2.1%
Emerson Electric Co.	394,660	24,472,867
Hubbell, Inc.(b)	44,370	5,988,619

		30,461,486

Machinery – 1.7%
Altra Industrial Motion Corp.	311,507	10,662,885
Crane Co.	163,382	9,242,520
Middleby Corp. (The)(a) (b)	69,140	5,742,768

		25,648,173

Professional Services – 1.1%
Robert Half International, Inc.	330,420	16,808,465

Road & Rail – 1.2%
Kansas City Southern	97,905	16,824,974

		178,853,501

Consumer Discretionary – 9.4%
Auto Components – 1.3%
BorgWarner, Inc.(b)	190,890	6,986,574
Gentex Corp.	448,030	12,092,330

		19,078,904

Company	Shares	U.S. $ Value

Distributors – 1.7%
LKQ Corp.(a)	908,230	$25,603,004

Household Durables – 3.3%
DR Horton, Inc.(b)	514,470	34,037,335
Garmin Ltd.	151,010	14,888,076

		48,925,411

Multiline Retail – 1.6%
Target Corp.	184,380	23,209,754

Specialty Retail – 1.5%
Murphy USA, Inc.(a) (b)	172,780	22,877,800

		139,694,873

Communication Services – 8.8%
Diversified Telecommunication Services – 8.1%
Comcast Corp. - Class A(b)	1,156,009	49,477,185
Verizon Communications, Inc.	1,216,050	69,898,554

		119,375,739

Media – 0.7%
Discovery, Inc. - Class A(a) (b)	513,109	10,826,600

		130,202,339

Consumer Staples – 5.6%
Food & Staples Retailing – 2.9%
Walmart, Inc.	328,628	42,524,463

Tobacco – 2.7%
Philip Morris International, Inc.	524,080	40,254,585

		82,779,048

Energy – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
Chevron Corp.(b)	131,160	11,009,570
ConocoPhillips	233,152	8,717,553
EOG Resources, Inc.(b)	216,650	10,150,053
Phillips 66	152,990	9,488,440

		39,365,616

Real Estate – 2.3%
Equity Real Estate Investment Trusts (REITs) – 0.7%
Mid-America Apartment Communities, Inc.	90,030	10,730,676

Real Estate Management & Development – 1.6%
CBRE Group, Inc. - Class A(a)	541,360	23,716,981

		34,447,657

Materials – 0.7%
Metals & Mining – 0.7%
BHP Group Ltd. (Sponsored ADR)(b)	185,090	9,780,155

Total Common Stocks (cost $1,263,533,871)		1,371,252,118

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 7.0%
Investment Companies – 7.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(c) (d) (e) (cost $103,419,212)	103,419,212	$103,419,212

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $1,366,953,083)		1,474,671,330

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(c) (d) (e) (cost $10,921,228)	10,921,228	10,921,228

Total Investments – 100.6% (cost $1,377,874,311)(f)		1,485,592,558
Other assets less liabilities – (0.6)%		(8,232,099)

Net Assets – 100.0%		$1,477,360,459

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $195,257,852 and gross unrealized depreciation of investments was $(87,539,605), resulting in net unrealized appreciation of $107,718,247.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Relative Value Fund, Inc.

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,371,252,118	$—	$—	$1,371,252,118
Short-Term Investments	103,419,212	—	—	103,419,212
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,921,228	—	—	10,921,228

Total Investments in Securities	1,485,592,558	—	—	1,485,592,558
Other Financial Instruments(b)	—	—	—	—

Total	$1,485,592,558	$—	$—	$1,485,592,558

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2020 is as follows:

Fund	Market Value 10/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$200,887	$446,979	$544,447	$103,419	$1,289
Government Money Market Portfolio*	0	82,001	71,080	10,921	5
Total	$200,887	$528,980	$615,527	$114,340	$1,294

*	Investments of cash collateral for securities lending transactions